Segmented Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reportable Segments [Line Items]
Sales	$ 22,337,636	$ 2,110,403	$ 937,654
Interest revenue	952,877	1,186,214	161,518
Loss from operations	(51,011,725)	(37,344,256)	(9,097,431)
Net loss and comprehensive loss	(111,906,526)	(30,983,408)	(8,841,824)
Share of income from joint venture	19,591,697	5,753,782	(322,578)
Cannabis [Member]
Disclosure Of Reportable Segments [Line Items]
Sales	22,104,537	2,087,299	929,464
Interest revenue	806,829	266,389	65
Loss from operations	(22,241,287)	(14,545,511)	(2,749,660)
Net loss and comprehensive loss	(80,712,433)	(8,819,226)	(2,910,720)
Share of income from joint venture	19,591,697	5,753,782	(322,578)
Other [Member]
Disclosure Of Reportable Segments [Line Items]
Sales	233,099	23,104	8,190
Interest revenue	146,048	919,825	161,453
Loss from operations	(28,770,438)	(22,798,745)	(6,347,771)
Net loss and comprehensive loss	(31,194,093)	(22,164,182)	(5,931,104)
Share of income from joint venture